FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2004

                Check here if Amendment [ ]; Amendment Number: 1

                        This Amendment (Check only one):
                              [x] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Sandell
Title:  Chief Executive Officer
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Thomas Sandell
-------------------
(Signature)

New York, New York
-------------------
(City, State)

March 17, 2005
-------------------
(Date)

This Amendment No.1 restates the original public Form 13F report because an incorrect CUSIP number was originally provided for the securities of First National Bankshares FL Inc. The correct CUSIP number (321100-10-9) is provided in this restated Form 13F report.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 93

Form 13F Information Table Value Total: $810,474 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None

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                                                                FORM 13F AMENDMENT NO. 1
                                                                                                          (SEC USE ONLY)
QTR ENDED: 12/31/04                       Name of Reporting Manager:  Sandell Asset Management

                                                                                                                 Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:    Item 6:   Item 7:  Voting Authority (Shares)
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or Investment Managers    (a)      (b)     (c)
                                                   Number       Value   Principal  Discretion   See       Sole   Shared    None
                                                              (X$1000)    Amount              Instr.V


3M CO                            COM              88579Y-10-1     328      4,000 SHS   SOLE                 4,000   -       -
ABGENIX INC                      NOTE 3.500% 3/1  00339B-AB-3   4,950  5,000,000 NOTE  SOLE                     -   -       -
ACCENTURE LTD                    CL A             G1150G-11-1     302     11,200 SHS   SOLE                11,200   -       -
ADVANCED MEDICAL OPTICS          NOTE 2.500% 7/1  00763M-AG-3   3,263  3,000,000 NOTE  SOLE                     -   -       -
AES CORP                         COM              00130H-10-5   1,640    120,000 SHS   SOLE               120,000   -       -
AK STEEL HOLDING CORP            COM              001547-10-8   2,894    200,000 SHS   SOLE               200,000   -       -
ALLETE INC                       COM              018522-30-0     584     15,900 SHS   SOLE                15,900   -       -
ALLIANT ENERGY CORP              COM              018802-10-8   3,272    114,400 SHS   SOLE               114,400   -       -
AMEREN CORP                      COM              023608-10-2     501     10,000 SHS   SOLE                10,000   -       -
AMERICAN INTERNATIONAL GROUP INC COM              026874-10-7     387      5,900 SHS   SOLE                 5,900   -       -
AMERICAN TOWER                   NOTE 3.000% 8/1  029912-AR-3   2,828  2,500,000 NOTE  SOLE                     -   -       -
AMERITRADE HOLDING CORP          COM              03074K-10-0     228     16,000 SHS   SOLE                16,000   -       -
AMKOR TECHNOLOGY INC.            COM              031652-10-0   7,348  1,100,000 SHS   SOLE             1,100,000   -       -
AMYLIN PHARMACEUTICALS           NOTE 2.500% 4/1  032346-AD-0   2,036  2,000,000 NOTE  SOLE                     -   -       -
AON CORP                         CALL             037389-10-3     434     30,000 SHS   SOLE                30,000   -       -
APOLLO GROUP INC                 CL A             037604-10-5     226      2,800 SHS   SOLE                 2,800   -       -
AQUILA INC                       COM              03840P-AA-0   1,845    500,000 SHS   SOLE               500,000   -       -
BANK OF AMERICA CORP             COM              060505-10-4     226      4,800 SHS   SOLE                 4,800   -       -
BIOVERIS CORP                    COM              090676-10-7   7,329  1,002,653 SHS   SOLE             1,002,653   -       -
BLOCKBUSTER INC CL B             CL B             093679-20-7   3,801    431,400 SHS   SOLE               431,400   -       -
CARNIVAL CORP                    NOTE 10/2        143658-AS-1   4,813  5,000,000 NOTE  SOLE                     -   -       -
CITADEL BROADCASTING             NOTE 1.875% 2/1  17285T-AB-2   1,997  2,200,000 NOTE  SOLE                     -   -       -
CMS ENERGY                       NOTE 2.875 12/0  125896-AW-0   1,005  1,000,000 NOTE  SOLE                     -   -       -
CMS ENERGY CORP                  COM              125896-10-0   1,881    180,000 SHS   SOLE               180,000   -       -
COMCAST CORP                     CL A             20030N-10-1     213      6,400 SHS   SOLE                 6,400   -       -
COMPANHIA VALE DO RIO DOCE       SPON ADR PFD     204412-10-0   5,829    239,100 SHS   SOLE               239,100   -       -
CONMED CORP                      CALL             207410-10-1     284     10,000 CALL  SOLE                10,000   -       -
CONSECO INC                      COM              208464-88-3   7,980    400,000 SHS   SOLE               400,000   -       -
CONSTELLATION ENERGY GROUP       COM              210371-10-0     874     20,000 SHS   SOLE                20,000   -       -
COUNTRYWIDE FINANCIAL CORP       COM              222372-10-4     211      5,700 SHS   SOLE                 5,700   -       -
DDI CORP                         COM PAR $.001    233162-30-4   1,087    341,950 SHS   SOLE               341,950   -       -
DIAMOND OFFSHORE                 DBCV 1.500% 4/1  25271C-AE-2   5,325  5,000,000 NOTE  SOLE                     -   -       -
DICKS SPORTING GOODS             NOTE 1.606% 2/1  253393-AB-8   3,844  5,000,000 NOTE  SOLE                     -   -       -
DPL INC                          COM              2333293-10-9  1,507     60,000 SHS   SOLE                60,000   -       -
DU PONT E I DE NEMOURS & CO      COM              263534-10-9     304      6,200 SHS   SOLE                 6,200   -       -
DUKE ENERGY CORP                 COM              264399-10-6   1,267     50,000 SHS   SOLE                50,000   -       -
DYNEGY INC                       CL A             26816Q-10-1     924    200,000 SHS   SOLE               200,000   -       -
EL PASO ELECTRIC CO              COM              283677-85-4   2,178    115,000 SHS   SOLE               115,000   -       -
ELECTRONICS FOR IMAGING          DBCV 1.500% 6/0  286082-AA-0   2,425  2,500,000 NOTE  SOLE                     -   -       -
ENDOCARDIAL SOLUTIONS INC        COM              292962-10-7  12,614  1,078,107 SHS   SOLE             1,078,107   -       -
ENTERGY CORP                     COM              29364G-10-3     676     10,000 SHS   SOLE                10,000   -       -
EXIDE TECHNOLOGIES INC           COM              302051-20-6  24,793  1,799,218 SHS   SOLE             1,799,218   -       -
FIRST HEALTH GROUP CORP          COM              320960-10-7  64,843  3,465,677 SHS   SOLE             3,465,677   -       -
FIRST NATIONAL BANKSHS FL INC    COM              321100-10-9   6,308    263,924 SHS   SOLE               263,924   -       -
GENCORP INC                      COM              368682-10-0  10,889    586,400 SHS   SOLE               586,400   -       -
GENERAL MOTORS                   DEB SR CV C 33   370442-71-7   1,056     40,000 SHS   SOLE                40,000   -       -
GENERAL MOTORS INC               DEB SR CONV B    370442-73-3     922     40,000 SHS   SOLE                40,000   -       -
GOOGLE INC                       CL A             38259P-50-8     289      1,500 SHS   SOLE                 1,500   -       -
GRAFTECH INTL                    DBCV 1.625% 1/1  384313-AB-8   4,619  5,000,000 NOTE  SOLE                     -   -       -
HAYES LEMMERZ INTL INC           COM              420781-30-4   5,424    614,300 SHS   SOLE               614,300   -       -
HUDSON RIVER BANCORP             COM              444128-10-2   8,017    405,121 SHS   SOLE               405,121   -       -
INTL GAME TECHNOLOGY             DBCV 1/2         459902-AL-6   2,289  3,000,000 NOTE  SOLE                     -   -       -
KEY ENERGY SERVICES INC          COM              492914-90-6  19,056  1,614,900 SHS   SOLE             1,614,900   -       -
KNOLOGY INC                      COM              499183-80-4     293     75,000 SHS   SOLE                75,000   -       -
LEAR CORP                        NOTE 2/2         521865-AG-0   1,290  2,500,000 NOTE  SOLE                     -   -       -
LIBERTY MEDIA CORP-A             COM SER A        530718-10-5  73,096  6,657,188 SHS   SOLE             6,657,188   -       -
LUCENT                           SDVC 8.000% 8/0  549463-AK-3   5,537  5,000,000 NOTE  SOLE                     -   -       -
MANDALAY RESORT   GROUP          COM              562567-10-7     162      2,300 SHS   SOLE                 2,300   -       -
MANDALAY RESORT GROUP            CALL             562567-10-2  99,328  4,250,000 CALL  SOLE             4,250,000   -       -
MERCURY INTERACTIVE              CALL             589405-10-9   1,139     25,000 CALL  SOLE                25,000   -       -
MICROSOFT                        COM              594918-10-4     414     15,500 SHS   SOLE                15,500   -       -
MURPHY OIL CORP                  COM              626717-10-2     282      3,500 SHS   SOLE                 3,500   -       -
NABORS INDUSTRIES                DBCV  2/0        629568-AF-3   4,888  5,000,000 NOTE  SOLE                     -   -       -
NEENAH PAPER INC                 COM              640079-10-9  15,485    475,000 SHS   SOLE               475,000   -       -
NRG ENERGY INC                   COM              629377-50-8   5,317    147,500 SHS   SOLE               147,500   -       -
NSTAR                            COM              67019E-10-7   3,474     64,000 SHS   SOLE                64,000   -       -
NTL INC                          COM              6290M-10-4    7,296    100,000 SHS   SOLE               100,000   -       -
PEABODY ENERGY CORP              COM              704549-10-4   2,427     30,000 SHS   SOLE                30,000   -       -
PEP BOYS                         NOTE 4.25% 6/0   713278-AP-4   5,085  5,000,000 NOTE  SOLE                     -   -       -
PG&E CORP                        COM              69331C-10-8   2,662     80,000 SHS   SOLE                80,000   -       -
PNM RESOURCES INC                COM              69349H-10-7   2,782    110,000 SHS   SOLE               110,000   -       -
PRIMUS TELECOM                   COM              741929-10-3      80     25,000 SHS   SOLE                25,000   -       -
QWEST COMMUNICATIONS             COM              749121-10-9     444    100,000 SHS   SOLE               100,000   -       -
RADIOLOGIX INC                   COM              75040K-10-9     156     35,500 SHS   SOLE                35,500   -       -
RELIANT ENERGY INC               COM              75952B-10-5     478     35,000 SHS   SOLE                35,000   -       -
REYNOLDS AMERICAN INC            PUT              761713-10-6   7,860    100,000 PUT   SOLE               100,000   -       -
RITE AID CORP                    NOTE 4.750% 12/0 67754-BA-1    6,046  6,000,000 NOTE  SOLE                     -   -       -
SCOTTISH POWER PLC               SPON ADR FINAL   81013T-70-5   1,558     50,000 SHS   SOLE                50,000   -       -
SERACARE LIFE SCIENCES INC       COM              81747Q-10-0     746     50,000 SHS   SOLE                50,000   -       -
SERENA SOFTWARE INC              COM              817492-10-1   9,270    428,969 SHS   SOLE               428,969   -       -
SOUTHERN ENERGY CO               COM              844030-10-6   4,549    189,700 SHS   SOLE               189,700   -       -
STELMAR SHIPPING LTD             COM              V8726M-10-3  31,966    670,000 SHS   SOLE               670,000   -       -
SUPERIOR ESSEX CORP              COM              86815V-10-5  12,217    650,003 SHS   SOLE               650,003   -       -
TALK AMERICA HOLDINGS INC        COM              87426R-20-2     466     70,352 SHS   SOLE                70,352   -       -
TELEWEST GLOBAL INC              COM              87956T-10-7  13,243    753,319 SHS   SOLE               753,319   -       -
TITAN CORP                       COM              888266-90-3   4,595    283,655 SHS   SOLE               283,655   -       -
TOTAL SA                         SPONSORED ADR    89151E-10-9   3,185     29,000 SHS   SOLE                29,000   -       -
TXU CORP                         COM              873168-10-8   1,614     25,000 SHS   SOLE                25,000   -       -
UNISOURCE ENERGY CORP            COM              909205-10-6   4,054    168,155 SHS   SOLE               168,155   -       -
UNISOURCE ENERGY CORP            COM              909205-10-6   4,054    168,155 SHS   SOLE               168,155   -       -
UTSTARCOM INC                    NOTE 0.875% 3/0  918076-AB-6   6,439  5,500,000 NOTE  SOLE                     -   -       -
WILLIAMS COS INC                 COM              969457-10-0   1,719    105,500 SHS   SOLE               105,500   -       -
YELLOW ROADWAY CORP              NOTE 5.000% 8/0  985509-AN-8  14,613  8,500,000 NOTE  SOLE                     -   -       -

                                               Value Total   $810,474

                                               Entry Total:        93
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